STOCK BASED COMPENSATION (Schedule Of Activity For Restricted Stock Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement by Share Based Payment Award [Line Items]
Number of non-vested shares under the restricted stock purchase plan at the beginning of the year (in Shares)	12,000	9,000
Restricted stock outstanding, weighted-average exercise price, beginning balance (in Dollars per Share)	$ 1.33	$ 8.71
Number of granted shares under the restricted stock purchase plan during the period (in Shares)	0	10,000
Weighted average grant date fair value of restricted stock granted during the period (in Dollars per Share)	$ 0.00	$ 0.35
Number of vested shares under the restricted stock purchase plan during the period (in Shares)	0	0
Restricted stock vested during the period, weighted-average exercise price (in Dollars per Share)	$ 0.00	$ 0.00
Number of forfeited shares under the restricted stock purchase plan during the period (in Shares)	(2,000)	(7,000)
Weighted average grant date fair value of restricted stock forfeited during the period (in Dollars per Share)	$ 6.23	$ 8.98
Number of non-vested shares under the restricted stock purchase plan at the end of the year (in Shares)	10,000	12,000
Restricted stock outstanding, weighted-average exercise price, ending balance (in Dollars per Share)	$ 0.35	$ 1.33